Notes Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Debt Disclosure [Abstract]
Notes Payable

6. NOTES PAYABLE

At December 31, 2013 and March 31, 2013, notes payable consisted of the following:

	December 31, 2013	March 31, 2013

Notes payable to acquire certain intangible asset, with a maturity date at the board of directors discretion and accrues no interest, unsecured	$-	$320,000
Notes payable to shareholders, unsecured, payable at a maturity date at the board of directors discretion, and accrues interest at 7.5% annually (“7.5% Angel Notes”)	-	1,793,085
Notes payable to shareholders, unsecured, payable at a maturity date at the board of directors discretion, and accrues interest at 15% annually (“15% Angel Notes”)	-	1,348,133
Notes payable to shareholders, unsecured, payable at August 31, 2014, and accrues interest at 8% annually, net of debt discount of $29,436	35,564	-
Total notes payable	$35,564	$3,461,218

On September 25, 2013, the Company issued 17,819,004 shares to settle the entire 7.5% Angel Notes, 15% Angel Notes and the $320,000 notes payable issued to acquire intangible asset. The 17,819,004 shares were valued at their fair value of $11,225,973 and the Company recorded a $7,764,755 loss on settlement of debt.

5. NOTES PAYABLE

At March 31, 2013 and 2012, notes payable consisted of the following:

	March 31, 2013	March 31, 2012

Notes payable to acquire certain intangible asset, with an undetermined maturity date (at the board of directors discretion) and accrues no interest, unsecured	$320,000	$320,000
Notes payable to shareholders, unsecured, payable at an undermined maturity date (at the board of directors discretion), and accrues interest at 7.5% annually (“7.5% Angel Notes”)	1,793,085	1,793,085
Notes payable to shareholders, unsecured, payable at an undermined maturity date (at the board of directors discretion), and accrues interest at 15% annually (“15% Angel Notes”)	1,348,133	1,348,133

Total notes payable	$3,461,218	$3,461,218